Risk management - Most important foreign exchange year-end trading positions (Details) - Foreign exchange - Trading portfolios, netting - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
US Dollar
Market Risk [Line Items]
Reportable ECL	€ (260)	€ (93)
Turkish Lira
Market Risk [Line Items]
Reportable ECL	229	84
Chinese Yuan
Market Risk [Line Items]
Reportable ECL	88	(37)
Korean Won
Market Risk [Line Items]
Reportable ECL		62
Japanese Yen
Market Risk [Line Items]
Reportable ECL	(49)	€ 61
Romanian Leu
Market Risk [Line Items]
Reportable ECL	€ 42